Geographic Area and Products and Services Information - Schedule of Net Sales and Long-lived Assets by Geographic Region (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales		$ 983.5	$ 1,049.5	$ 1,080.1
Long-lived assets	[1]	111.6	100.1	87.2
U.S.
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales		845.2	900.8	916.3
Long-lived assets	[1]	107.4	96.0	82.7
Europe
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales		62.4	70.0	73.6
Long-lived assets	[1]	3.1	2.7	2.3
Asia
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales		39.2	49.3	53.7
Long-lived assets	[1]	0.6	0.6	0.9
Canada
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales		32.1	23.7	29.9
Long-lived assets	[1]	0.5	0.8	1.2
Other
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales		4.6	5.7	6.6
Long-lived assets	[1]	$ 0.0	$ 0.0	$ 0.1

[1]	Includes net property, plant and equipment, net software and other noncurrent assets.